Convertible bonds (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 19, 2019 USD ($) $ / shares
Convertible bonds
Proceeds from Convertible Debt	$ 891,952	¥ 6,209,590	¥ 0	¥ 0
Interest expense	38,283	¥ 266,517	8,616	¥ 32,122
Convertible bonds, non-current	719,436		0		¥ 5,008,600
Purchased call option	$ 77,000
Initial conversion price | $ / shares	$ 127.9
ADS [Member]
Convertible bonds
Number of shares agreed to sell | shares	10.4	10.4
Convertible bonds, current
Convertible bonds
Interest expense | ¥		¥ 38	149
Notes due 2025
Convertible bonds
Aggregate principle amount						$ 500,000
Interest rate (as a percent)						0.75%
Proceeds from Convertible Debt	$ 491,000
Convertible bonds, non-current | ¥			0		2,646,642
Cash conversion version features	364,000
Debt issuance costs	9,000
Amortization of debt issuance costs	7,000
Amount allocated as deduction to the equity component	2,000
Notes due 2026
Convertible bonds
Aggregate principle amount						$ 500,000
Interest rate (as a percent)						1.375%
Proceeds from Convertible Debt	491,000
Convertible bonds, non-current | ¥			¥ 0		¥ 2,361,929
Cash conversion version features	324,000
Debt issuance costs	9,000
Amortization of debt issuance costs	6,000
Amount allocated as deduction to the equity component	$ 3,000
Notes due 2025 and 2026
Convertible bonds
Interest expense | ¥		¥ 246,434
Initial conversion rate | $ / shares						$ 0.0104271
Initial conversion price | $ / shares						$ 95.9